Note 8 - Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Transfers and Servicing of Financial Assets [Text Block]
(8)	Mortgage Servicing Rights

During the first quarter of 2022, the Company began selling a portfolio of residential mortgage loans to a third party, while retaining the rights to service the loans. The principal balances of these loans as of  December 31, 2022 are as follows:

In Thousands
December 31, 2022	2022
Mortgage loan portfolios serviced for:
FHLMC	$85,742

For the year ended  December 31, 2022, the change in carrying value of the Company's mortgage servicing rights accounted for under the amortization method was as follows:

In Thousands
December 31, 2022	2022
Balance at beginning of period	$—
Servicing rights retained from loans sold	1,597
Amortization	(532)
Valuation Allowance Provision	—
Balance at end of period	$1,065
Fair value, end of period	$1,252

The key data and assumptions used in estimating the fair value of the Company's mortgage servicing rights as of  December 31, 2022 were as follows:

December 31, 2022
Prepayment speed	7.18%
Weighted-average life (in years)	8.98
Weighted-average note rate	4.34%
Weighted-average discount rate	9.00%